Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 17 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
NiSun Agricultural Group Co., Ltd. (“NiSun Agricultural”)	An affiliated entity controlled by the ultimate controlling shareholder of the Company
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 19.42% equity interest of the Company
Mr. Bodang Liu	An affiliate and largest shareholder of the Company
Mr. Jian Lin	The shareholder of Wenzhou Jinda

(a)	The Company entered into the following related party transactions:

From July 12, 2019 to June 20, 2022, the Company rented an office from NiSun Agricultural and incurred $ 70,044 of rent expense for the years ended December 31, 2022.

Starting from July 01, 2022, the Company rented an office to NiSun Agricultural and earned $229,494 and $233,215 of rental income for the year ended December 31, 2024 and 2023, respectively.

(b)	The Company had the following significant related party balances:

As of December 31, 2023, the Company had fully repaid the amount owed by Nisun Cayman.

As of December 31, 2022, the Company had a due to related party balance of $8,028,965 owing to Nisun Cayman. During the year ended December 31, 2020, Nisun Cayman advanced $10,528,965 (RMB 69,883,631) as a loan to the Company. the Company repaid Nisun Cayman $2.5 million during the year ended December 31, 2022. The loan is due on demand and without interest.

As of December 31, 2024, the Company prepaid $1,665 for purchases from Nisun Agricultural. As of December 31, 2023, the Company prepaid $1,574 for purchases from Nisun Agricultural.

As of December 31, 2021, the Company had a due from related party balance of $10,662 from Nisun Agricultural. The due from related party balance was non-interest bearing and was repaid during the year ended December 31, 2022.

As of December 31, 2024, 2023 and 2022, the Company had a due to related party balance of $267,149, $274,652 and $282,724, respectively, owed to Mr. Jian Lin, the shareholder of Wenzhou Jinda. the Company owns a 23.08% equity interest in Wenzhou Jinda. The due to related party balance is non-interest bearing and due on demand.